Schedule of Investments (unaudited)
July 31, 2026
iShares® CMBS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 71.7%
Bank
1.72%, 06/15/64	$850	$770,953
2.03%, 06/15/64	800	696,779
2.04%, 02/15/54	1,500	1,315,111
2.07%, 06/15/64	499	465,585
2.46%, 06/15/64	1,000	854,448
2.93%, 02/15/55(a)	500	446,346
3.20%, 09/15/64(a)	250	204,216
3.35%, 01/15/63(a)	500	429,961
3.39%, 03/15/64(a)	500	428,549
3.46%, 04/15/52	635	613,009
3.71%, 04/15/52	180	174,308
3.74%, 02/15/52	600	583,786
3.79%, 04/15/65(a)	500	464,698
3.95%, 08/15/61	758	744,544
4.26%, 05/15/61(a)	1,010	998,310
4.57%, 08/15/61(a)	250	238,893
4.78%, 10/15/57	471	453,189
5.20%, 02/15/56	500	497,481
5.62%, 03/15/58(a)	1,000	1,018,669
5.72%, 06/15/57	1,042	1,067,946
5.75%, 08/15/56	1,000	1,023,401
Series 2017-BNK4, Class AS, 3.78%, 05/15/50	500	492,673
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	683	673,825
Series 2018-BN14, Class A3, 3.97%, 09/15/60	705	690,750
Series 2018-BN14, Class A4, 4.23%, 09/15/60(a)	1,000	985,542
Series 2018-BN14, Class AS, 4.48%, 09/15/60(a)	500	481,151
Series 2018-BN15, Class A3, 4.14%, 11/15/61	464	456,345
Series 2019-BN16, Class AS, 4.27%, 02/15/52	262	254,080
Series 2019-BN19, Class A3, 3.18%, 08/15/61	1,797	1,690,763
Series 2019-BN20, Class A2, 2.76%, 09/15/62	1,008	944,992
Series 2019-BN20, Class B, 3.40%, 09/15/62(a)	1,000	825,223
Series 2019-BN21, Class A4, 2.60%, 10/17/52	840	783,876
Series 2019-BN21, Class A5, 2.85%, 10/17/52	500	467,753
Series 2019-BN22, Class A4, 2.98%, 11/15/62	458	429,558
Series 2020-BN26, Class B, 2.91%, 03/15/63(a)	250	212,141
Series 2020-BN28, Class A4, 1.84%, 03/15/63	500	440,640
Series 2020-BN29, Class C, 3.03%, 11/15/53(a)	520	425,643
Series 2020-BN30, Class ABS, 1.67%, 12/15/53	204	192,239
Series 2021-BN32, Class AS, 2.64%, 04/15/54(a)	1,075	966,321
Series 2021-BN34, Class A5, 2.44%, 06/15/63	1,744	1,520,561
Series 2021-BN34, Class AS, 2.57%, 06/15/63	500	421,077
Series 21-BN36, Class A5, 2.47%, 09/15/64	750	661,157
Bank 2020, 1.74%, 11/15/53	1,681	1,475,693
Bank 2022, 4.40%, 08/15/55	2,000	1,906,318
Bank5
5.28%, 08/15/63	1,000	1,004,962
5.30%, 10/15/57	500	502,939
5.45%, 07/15/58	570	576,363
5.61%, 08/15/57	1,000	1,014,091
5.70%, 02/15/29	944	955,442
5.77%, 06/15/57	910	925,406
5.78%, 04/15/56	49	49,170
5.79%, 06/15/57	1,000	1,014,737
5.88%, 08/15/57	1,000	1,019,446
6.18%, 08/15/57(a)	1,500	1,528,177
6.26%, 04/15/56(a)	500	507,882
6.26%, 09/15/56	549	559,198
6.42%, 08/15/57(a)	160	160,834
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 12/15/56	$433	$443,788
6.79%, 05/15/57(a)	1,120	1,157,491
6.97%, 05/15/57(a)	860	889,735
6.97%, 05/15/57(a)	360	365,064
Barclays Commercial Mortgage Trust
Series 2019-C4, Class A5, 2.92%, 08/15/52	1,250	1,176,530
Series 2019-C5, Class A4, 3.06%, 11/15/52	1,000	942,132
BBCMS Mortgage Trust
1.62%, 10/15/53	433	417,785
2.04%, 09/15/54	1,000	883,573
2.39%, 02/15/53	2,000	1,839,017
2.95%, 02/15/55(a)	1,500	1,333,288
4.74%, 09/15/57	3,467	3,428,505
5.02%, 09/15/58	1,900	1,890,721
5.12%, 09/15/57	500	491,205
5.21%, 09/15/57	1,000	1,001,469
5.25%, 02/15/59	900	902,978
5.40%, 09/15/57	1,000	1,004,308
5.44%, 12/15/55(a)	2,000	2,004,766
5.45%, 09/15/55(a)	847	764,088
5.52%, 08/15/58	500	506,865
5.53%, 11/15/57	1,000	1,009,337
5.58%, 07/15/56	1,000	1,015,530
5.59%, 07/15/58(a)	1,000	1,014,094
5.63%, 09/15/57	300	301,368
5.66%, 05/15/58	1,000	1,017,161
5.72%, 02/15/57	500	493,272
5.72%, 02/15/62	1,979	2,029,049
5.75%, 04/15/56	200	201,162
5.83%, 05/15/57	1,000	1,031,590
5.83%, 11/15/57(a)	500	503,617
5.84%, 09/15/57(a)	129	130,168
5.84%, 03/15/58	500	510,877
5.87%, 02/15/57	1,000	1,011,070
5.89%, 09/15/57	1,250	1,276,149
5.90%, 06/15/59	1,000	1,017,680
5.91%, 12/15/58(a)	250	241,690
5.95%, 03/15/57	560	570,072
5.97%, 07/15/56(a)	1,000	1,008,293
6.00%, 09/15/56(a)	500	518,536
6.13%, 11/15/57	900	918,286
6.17%, 12/15/55(a)	400	404,613
6.17%, 03/15/58(a)	1,500	1,532,762
6.30%, 09/15/56(a)	1,000	1,031,022
6.35%, 04/15/56(a)	250	241,899
6.41%, 07/15/57(a)	500	513,122
6.68%, 12/15/56(a)	500	515,664
6.81%, 05/15/58(a)	250	256,958
Series 2018-C2, Class A5, 4.31%, 12/15/51	2,930	2,886,822
Series 2018-C2, Class C, 4.97%, 12/15/51(a)	250	228,130
Series 2020-C8, Class A5, 2.04%, 10/15/53	500	442,547
Series 2021-C11, Class A5, 2.32%, 09/15/54	500	435,614
Series 2021-C12, Class A4, 2.42%, 11/15/54	1,000	915,203
Series 2022-C14, Class AS, 3.35%, 02/15/55(a)	250	214,868
Series 2022-C17, Class A4, 4.17%, 09/15/55	1,000	945,559
Series 2022-C17, Class A5, 4.44%, 09/15/55	800	764,466
BBCMS Trust
2.27%, 07/15/54	221	207,861
Series 2021-C10, Class AS, 2.68%, 07/15/54	500	429,323
Series 2021-C10, Class B, 2.49%, 07/15/54	1,000	834,630
Series 2021-C10, Class C, 2.84%, 07/15/54	500	407,472

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
1.93%, 07/15/53	$500	$441,641
2.14%, 09/15/54	500	441,047
2.52%, 11/15/54(a)	250	202,747
2.58%, 03/15/54	1,000	889,358
2.93%, 12/15/72	500	463,950
3.04%, 01/15/55	565	528,640
3.18%, 02/15/53(a)	443	389,078
3.20%, 01/15/55(a)	500	411,189
3.46%, 03/15/55(a)	1,000	913,808
3.61%, 03/15/55(a)	300	253,883
5.13%, 03/15/59	1,000	997,925
5.18%, 04/15/57	1,000	999,630
5.18%, 10/15/58	1,825	1,828,041
5.21%, 04/15/63	1,000	981,251
5.28%, 09/15/57	1,000	1,004,788
5.33%, 02/15/58	1,000	1,003,163
5.41%, 07/15/68	300	300,362
5.44%, 08/15/58(a)	750	756,702
5.60%, 08/15/57	1,300	1,313,386
5.66%, 04/15/57	500	508,918
5.81%, 01/10/57	545	553,524
6.03%, 12/15/57(a)	500	507,381
6.09%, 04/15/57(a)	250	254,807
7.10%, 07/15/56(a)	1,000	1,029,030
Series 2018-B3, Class A4, 3.76%, 04/10/51	654	646,015
Series 2018-B7, Class B, 4.82%, 05/15/53(a)	758	714,403
Series 2019-B10, Class A3, 3.46%, 03/15/62	788	762,059
Series 2019-B10, Class AM, 3.98%, 03/15/62	600	569,484
Series 2019-B11, Class AS, 3.78%, 05/15/52	500	459,817
Series 2019-B13, Class C, 3.84%, 08/15/57(a)	500	420,445
Series 2019-B9, Class A4, 3.75%, 03/15/52	839	820,346
Series 2020-B16, Class A5, 2.73%, 02/15/53	990	912,958
Series 2020-B20, Class B, 2.53%, 10/15/53	500	400,611
Series 2020-B21, Class A5, 2.25%, 12/17/53	500	426,356
Series 2020-IG1, Class A3, 2.69%, 09/15/43	750	668,059
Series 2021-B23, Class AS, 2.27%, 02/15/54	500	419,300
Series 2021-B24, Class A4, 2.26%, 03/15/54	1,000	905,054
Series 2021-B25, Class A5, 2.58%, 04/15/54	1,000	887,577
Series 2021-B26, Class AM, 2.83%, 06/15/54	500	427,908
Series 2021-B27, Class A2, 2.02%, 07/15/54	347	339,367
Series 2021-B27, Class A5, 2.39%, 07/15/54	1,000	876,813
Series 2021-B27, Class AS, 2.51%, 07/15/54	500	420,947
Series 2021-B29, Class A5, 2.39%, 09/15/54	830	724,714
Series 2022-B32, Class A5, 3.00%, 01/15/55(a)	1,370	1,206,228
Series 2022-B34, Class A5, 3.79%, 04/15/55(a)	1,500	1,371,791
Series 2023-B38, Class A2, 5.63%, 04/15/56	2,000	2,016,611
BMO Mortgage Trust
4.87%, 09/15/57	800	794,524
5.15%, 12/15/57	3,000	2,998,904
5.31%, 09/15/54	1,000	996,963
5.32%, 09/15/57	1,000	1,004,816
5.57%, 06/15/58	300	302,910
5.58%, 05/15/58	300	304,121
5.67%, 07/15/58	1,000	1,017,254
5.69%, 02/15/58	500	508,668
5.76%, 07/15/57	1,500	1,534,386
5.78%, 04/15/58(a)	700	713,420
5.86%, 02/15/57	500	509,473
5.87%, 06/15/58(a)	500	514,945
5.88%, 09/15/57(a)	250	246,331
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.93%, 02/15/59(a)	$250	$242,783
5.98%, 02/15/58	1,000	1,013,263
6.14%, 03/15/57(a)	230	230,010
6.16%, 10/15/58(a)	500	507,156
6.23%, 03/15/57(a)	120	114,990
6.26%, 04/15/58(a)	500	496,384
6.67%, 12/15/56(a)	500	522,631
CD Mortgage Trust
3.19%, 11/13/50	454	447,863
3.71%, 11/13/50(a)	500	490,663
3.91%, 11/13/50(a)	500	482,138
CGMS Commercial Mortgage Trust, 4.10%, 08/15/50(a)	170	166,446
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class A4, 4.01%, 03/10/51	600	592,630
Series 2018-C5, Class A4, 4.23%, 06/10/51(a)	1,000	985,998
Series 2018-C6, Class A4, 4.41%, 11/10/51	1,199	1,179,496
Series 2019-C7, Class A4, 3.10%, 12/15/72	1,500	1,408,456
Series 2019-GC41, Class A5, 2.87%, 08/10/56	1,500	1,407,140
Series 2019-GC41, Class AS, 3.02%, 08/10/56	750	688,213
Series 2019-GC43, Class A4, 3.04%, 11/10/52	750	701,620
Series 2020-GC46, Class A5, 2.72%, 02/15/53	1,000	922,204
Series 2020-GC46, Class AS, 2.92%, 02/15/53(a)	500	447,972
Series 2020-GC46, Class B, 3.15%, 02/15/53(a)	234	207,549
Commission Mortgage Trust
Series 2017-COR2, Class C, 4.59%, 09/10/50(a)	750	711,925
Series 2019-GC44, Class A5, 2.95%, 08/15/57	1,000	932,213
CSAIL Commercial Mortgage Trust
2.49%, 03/15/54	1,285	1,186,254
2.72%, 12/15/52	500	470,878
4.05%, 03/15/52	3,248	3,174,858
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	1,000	995,705
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	1,000	988,342
Series 2019-C15, Class A3, 3.78%, 03/15/52	1,392	1,354,384
Series 2019-C15, Class B, 4.48%, 03/15/52	1,000	927,680
Series 2019-C18, Class A4, 2.97%, 12/15/52	250	234,290
Series 2019-C18, Class ASB, 2.87%, 12/15/52	332	322,753
Series 2020-C19, Class A3, 2.56%, 03/15/53	1,500	1,352,232
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51	1,400	1,383,446
Federal Home Loan Mortgage Corp.
1.71%, 07/25/28	1,410	1,340,726
2.71%, 04/25/55	2,109	1,971,288
2.98%, 05/25/29	1,955	1,877,021
4.13%, 10/25/34	1,861	1,804,251
4.41%, 01/25/30(a)	500	495,560
4.49%, 09/25/34	3,000	2,915,133
4.68%, 10/25/31(a)	500	498,351
4.72%, 12/25/28(a)	1,882	1,883,129
4.79%, 09/25/29	1,000	1,002,734
5.00%, 05/25/34	1,000	1,005,073
5.07%, 10/25/28(a)	1,250	1,259,159
5.48%, 01/25/29	115	116,932
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.52%, 11/25/30	1,250	1,098,805
2.05%, 11/25/28(a)	1,000	946,633
2.24%, 10/25/31(a)	1,000	886,994
2.35%, 11/25/31(a)	1,110	986,413
3.53%, 08/25/32	1,000	934,612
3.53%, 09/25/32	2,000	1,862,098
3.60%, 02/25/28	1,250	1,232,455

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.78%, 11/25/32(a)	$2,000	$1,891,603
3.80%, 10/25/32(a)	1,000	945,983
3.82%, 12/25/32(a)	2,000	1,892,172
3.90%, 04/25/28	2,000	1,976,583
3.92%, 09/25/28(a)	2,000	1,969,844
4.05%, 07/25/33	1,500	1,428,769
4.20%, 05/25/33	3,500	3,367,996
4.22%, 04/25/30	2,000	1,965,219
4.25%, 04/25/33	1,000	966,344
4.25%, 04/25/33	1,500	1,445,021
4.27%, 07/25/30(a)	1,500	1,476,263
4.29%, 07/25/30(a)	1,250	1,231,600
4.40%, 06/25/35(a)	3,000	2,880,641
4.43%, 02/25/33(a)	2,000	1,954,438
4.50%, 07/25/33(a)	855	835,901
4.50%, 08/25/33(a)	500	488,711
4.53%, 10/25/35(a)	1,500	1,451,845
4.57%, 12/25/28	1,387	1,383,460
4.58%, 08/25/35(a)	1,000	972,356
4.65%, 08/25/28(a)	1,000	999,488
4.74%, 08/25/28(a)	1,000	1,001,031
4.82%, 06/25/28	998	1,000,736
4.90%, 10/25/33(a)	1,750	1,750,476
4.94%, 11/25/30(a)	1,000	1,008,291
4.94%, 11/25/30(a)	1,500	1,510,138
5.00%, 03/25/34(a)	5,325	5,355,053
5.00%, 02/25/35(a)	4,000	4,013,399
5.15%, 12/25/33(a)	1,000	1,014,952
5.36%, 01/25/29(a)	500	507,245
5.40%, 01/25/29	1,000	1,014,826
Federal National Mortgage Association
1.71%, 11/25/31(a)	817	757,217
1.94%, 12/25/31(a)	1,000	868,854
2.35%, 02/25/31	880	813,229
3.07%, 06/25/27(a)	238	235,101
3.77%, 09/25/32(a)	1,100	1,041,154
4.45%, 08/25/34(a)	500	483,355
Series 2016-M10, Class AV2, 3.00%, 11/25/45	471	375,960
Series 2017-M14, Class A2, 2.78%, 11/25/27(a)	1,230	1,204,529
Series 2018-M14, Class A2, 3.58%, 08/25/28(a)	385	377,364
Series 2019-M12, Class A2, 2.89%, 06/25/29(a)	1,086	1,040,260
Series 2019-M25, Class A2, 2.33%, 11/25/29(a)	1,532	1,432,379
Series 2020-M1, Class A2, 2.44%, 10/25/29	2,530	2,371,552
Series 2020-M14, Class A2, 1.78%, 05/25/30	900	815,625
Series 2020-M5, Class A3, 2.19%, 01/25/30	1,000	921,294
Series 2020-M8, Class A2, 1.82%, 02/25/30	90	81,704
Series 2021-M19, Class A2, 1.74%, 10/25/31(a)	2,000	1,735,170
Series 2021-M4, Class A2, 1.46%, 02/25/31(a)	2,500	2,185,259
Series 2022-M3, Class A2, 1.71%, 11/25/31(a)	2,000	1,717,237
Series 2022-M4, Class A2, 2.29%, 05/25/30(a)	1,800	1,662,149
Series2019-M6, Class A2, 3.45%, 01/01/29	17	16,423
Federal National Mortgage Association-ACES
1.68%, 11/25/32(a)	2,000	1,687,964
1.78%, 11/25/31(a)	5,000	4,340,364
1.81%, 10/25/31(a)	1,000	873,767
1.93%, 01/25/32(a)	4,691	4,082,929
2.40%, 11/25/31	1,000	896,933
2.59%, 06/25/32(a)	2,000	1,783,148
4.17%, 07/25/28(a)	893	885,759
4.70%, 01/25/35(a)	1,000	981,245
Series 2020-M20, Class A2, 1.44%, 10/25/29	2,250	2,043,516
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
FIVE Mortgage Trust, 5.67%, 02/10/56(a)	$300	$302,838
Freddie Mac Multifamily Structured Pass Through Certificates
1.34%, 06/25/30	2,000	1,774,471
3.29%, 03/25/29(a)	1,000	969,180
4.22%, 12/25/30(a)	1,000	980,509
4.34%, 09/25/30(a)	1,000	986,549
4.39%, 12/25/35(a)	3,500	3,347,677
4.60%, 07/25/63(a)	2,000	1,938,839
4.66%, 12/25/34(a)	2,000	1,961,885
GS Mortgage-Backed Securities Trust
2.12%, 05/12/53	2,000	1,852,040
2.37%, 12/15/54	1,000	874,270
2.38%, 05/12/53	1,500	1,366,360
2.75%, 09/10/52	3,000	2,818,680
2.79%, 11/10/52	225	212,206
3.89%, 07/10/51	675	663,044
4.31%, 11/10/50(a)	400	373,690
Series 2017-GS7, Class B, 3.88%, 08/10/50	500	486,089
Series 2019-GC38, Class A4, 3.97%, 02/10/52	750	730,567
Series 2019-GSA1, Class C, 3.80%, 11/10/52(a)	500	446,643
Series 2020-GC45, Class A4, 2.66%, 02/13/53	775	721,474
JPMCC Commercial Mortgage Securities Trust
3.12%, 06/13/52	449	430,659
Series 2017-JP6, Class AS, 3.74%, 07/15/50	400	390,451
JPMDB Commercial Mortgage Securities Trust
Series 2018-C8, Class A3, 3.94%, 06/15/51	452	446,029
Series 2018-C8, Class A4, 4.21%, 06/15/51	450	444,105
Series 2019-COR6, Class A4, 3.06%, 11/13/52	955	868,066
Series 2020-COR7, Class A5, 2.18%, 05/13/53	539	464,968
JPMF1 Multifamily Mortgage Trust, 5.62%, 05/15/59(a)	1,000	1,004,232
Morgan Stanley Bank of America Merrill Lynch Trust
5.63%, 08/15/58	1,000	1,017,954
5.64%, 03/15/58	900	914,462
Morgan Stanley Capital I Trust
2.32%, 10/15/54	500	439,877
2.45%, 02/15/53	975	898,022
3.13%, 11/15/52	250	235,246
3.65%, 11/15/52(a)	250	215,108
4.88%, 07/15/51(a)	400	385,404
Series 2018-H3, Class A4, 3.91%, 07/15/51	245	241,677
Series 2018-H3, Class A5, 4.18%, 07/15/51	370	364,915
Series 2020-HR8, Class A4, 2.04%, 07/15/53	1,120	1,003,321
Series 2020-L4, Class A3, 2.70%, 02/15/53	500	460,548
Series 2021-L5, Class ASB, 2.43%, 05/15/54	141	132,383
Series 2021-L7, Class A5, 2.57%, 10/15/54	1,000	880,411
MSWF Commercial Mortgage Trust
5.47%, 05/15/56	900	907,447
5.75%, 05/15/56	730	748,498
UBS Commercial Mortgage Trust
4.33%, 10/15/51	800	788,799
4.67%, 12/15/51(a)	250	242,363
4.75%, 12/15/51(a)	500	490,733
Series 2017-C1, Class A4, 3.54%, 11/15/50(a)	1,580	1,553,868
Series 2017-C6, Class AS, 3.93%, 12/15/50(a)	500	487,656
Series 2018-C15, Class B, 4.92%, 12/15/51(a)	750	711,910
Series 2019-C17, Class A4, 2.92%, 10/15/52	1,000	938,525
Wells Fargo Commercial Mortgage Trust
1.85%, 07/15/53	429	408,192
2.34%, 04/15/54	1,000	904,927
2.89%, 12/15/52	457	428,744

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.31%, 11/15/54	$500	$408,211
4.00%, 04/15/55(a)	500	468,070
4.15%, 03/15/51(a)	1,000	981,038
4.15%, 08/15/51	623	614,562
4.55%, 03/15/52	500	481,019
5.59%, 07/15/58	1,000	1,014,916
5.65%, 02/15/58	500	509,418
5.65%, 04/15/59	1,463	1,489,316
5.67%, 10/15/58(a)	250	248,438
5.92%, 11/15/57(a)	1,000	1,022,834
5.92%, 07/15/58	500	508,063
5.98%, 10/15/58(a)	500	502,403
6.09%, 05/15/58	1,200	1,221,994
6.10%, 01/15/58	1,000	1,028,631
6.10%, 05/15/59(a)	800	811,539
Series 2016-NXS6, Class B, 3.81%, 11/15/49	500	495,732
Series 2017-C42, Class B, 4.00%, 12/15/50(a)	500	468,240
Series 2018-C44, Class A4, 3.95%, 05/15/51	1,191	1,173,995
Series 2018-C45, Class AS, 4.41%, 06/15/51(a)	350	343,091
Series 2018-C46, Class AS, 4.38%, 08/15/51	750	731,286
Series 2018-C47, Class A4, 4.44%, 09/15/61	2,000	1,976,922
Series 2019-C49, Class A5, 4.02%, 03/15/52	750	733,251
Series 2019-C49, Class C, 4.87%, 03/15/52(a)	665	630,019
Series 2019-C51, Class AS, 3.58%, 06/15/52	492	458,690
Series 2020-C55, Class A5, 2.73%, 02/15/53	1,479	1,369,784
Series 2020-C56, Class ASB, 2.42%, 06/15/53	382	365,835
Series 2020-C56, Class B, 3.61%, 06/15/53(a)	345	297,124
Series 2021-C59, Class A5, 2.63%, 04/15/54	1,000	891,913
Series 2021-C59, Class ASB, 2.30%, 04/15/54	413	394,360
		339,112,782
Total Collateralized Mortgage Obligations — 71.7% (Cost: $350,354,154)		339,112,782
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 26.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.31%, 05/25/30	1,000	886,344
2.03%, 09/25/28	1,650	1,566,516
2.25%, 01/25/32	2,165	1,907,505
2.45%, 04/25/32	1,000	886,060
Class A1, 2.55%, 05/25/31	951	899,505
Class A2, 2.25%, 02/25/32	1,500	1,321,877
Class A2, 2.92%, 06/25/32	650	589,252
Series K071, Class A2, 3.29%, 11/25/27	1,000	985,283
Series K072, Class A2, 3.44%, 12/25/27	1,000	986,646
Series K073, Class A2, 3.35%, 01/25/28	1,000	984,828
Series K077, Class A2, 3.85%, 05/25/28(a)	1,000	988,310
Series K079, Class A2, 3.93%, 06/25/28	1,100	1,086,533
Series K081, Class A2, 3.90%, 08/25/28(a)	1,500	1,478,770
Series K082, Class A2, 3.92%, 09/25/28(a)	1,310	1,291,637
Series K083, Class A2, 4.05%, 09/25/28(a)	1,125	1,111,621
Series K085, Class A2, 4.06%, 10/25/28(a)	2,820	2,786,063
Series K086, Class A2, 3.86%, 11/25/28(a)	1,725	1,696,368
Series K088, Class A1, 3.48%, 09/25/28	138	136,734
Series K089, Class A2, 3.56%, 01/25/29	2,675	2,609,595
Series K091, Class A2, 3.51%, 03/25/29	2,017	1,963,128
Series K092, Class A2, 3.30%, 04/25/29	1,010	976,620
Series K094, Class A2, 2.90%, 06/25/29	3,420	3,265,547
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K095, Class A2, 2.79%, 06/25/29	$675	$642,895
Series K098, Class A2, 2.43%, 08/25/29	4,500	4,228,146
Series K100, Class A2, 2.67%, 09/25/29	1,500	1,415,657
Series K101, Class A2, 2.52%, 10/25/29	250	234,620
Series K102, Class A2, 2.54%, 10/25/29	1,000	939,837
Series K103, Class A2, 2.65%, 11/25/29	1,220	1,147,895
Series K105, Class A2, 1.87%, 01/25/30	1,485	1,356,621
Series K106, Class A2, 2.07%, 01/25/30	1,250	1,148,671
Series K107, Class A2, 1.64%, 01/25/30	1,250	1,135,088
Series K108, Class A2, 1.52%, 03/25/30	5,753	5,182,626
Series K109, Class A2, 1.56%, 04/25/30	1,000	898,272
Series K110, Class A1, 1.02%, 09/25/29	459	432,105
Series K110, Class A2, 1.48%, 04/25/30	1,640	1,471,294
Series K111, Class A2, 1.35%, 05/25/30	2,500	2,222,733
Series K114, Class A2, 1.37%, 06/25/30	1,000	884,896
Series K115, Class A2, 1.38%, 06/25/30	1,250	1,107,457
Series K116, Class A2, 1.38%, 07/25/30	2,025	1,790,507
Series K117, Class A2, 1.41%, 08/25/30	6,683	5,899,237
Series K118, Class A2, 1.49%, 09/25/30	500	441,903
Series K119, Class A2, 1.57%, 09/25/30	2,000	1,771,211
Series K120, Class A2, 1.50%, 10/25/30	2,200	1,937,100
Series K123, Class A2, 1.62%, 12/25/30	1,450	1,279,673
Series K124, Class A2, 1.66%, 12/25/30	2,525	2,227,587
Series K125, Class A2, 1.85%, 01/25/31	1,000	888,026
Series K126, Class A2, 2.07%, 01/25/31	1,116	1,001,849
Series K127, Class A2, 2.11%, 01/25/31	1,740	1,562,060
Series K128, Class A2, 2.02%, 03/25/31	2,750	2,458,013
Series K130, Class A2, 1.72%, 06/25/31	950	831,140
Series K131, Class A2, 1.85%, 07/25/31	1,000	878,301
Series K132, Class A2, 2.02%, 08/25/31	1,794	1,578,347
Series K133, Class A2, 2.10%, 09/25/31	1,000	881,631
Series K135, Class A1, 1.61%, 10/25/30	1,066	986,889
Series K135, CLASS A2, 2.15%, 10/25/31(a)	2,800	2,472,600
Series K136, Class A2, 2.13%, 11/25/31	2,900	2,551,610
Series K139, Class A2, 2.59%, 01/25/32(a)	750	673,312
Series K142, Class A2, 2.40%, 03/25/32	1,000	885,987
Series K1510, Class A2, 3.72%, 01/25/31	880	845,509
Series K1510, Class A3, 3.79%, 01/25/34	500	466,598
Series K-1511, Class A2, 3.47%, 03/25/31	500	474,735
Series K-1512, Class A2, 2.99%, 05/25/31	730	678,637
Series K-1512, Class A3, 3.06%, 04/25/34	450	397,254
Series K-1513, Class A3, 2.80%, 08/25/34	1,015	874,570
Series K-1516, Class A2, 1.72%, 05/25/35	1,000	772,567
Series K-1517, Class A2, 1.72%, 07/25/35	1,500	1,165,865
Series K-1518, Class A2, 1.86%, 10/25/35	500	388,475
Series K152, Class A1, 2.83%, 05/25/30	836	804,527
Series K152, Class A2, 3.08%, 01/25/31	250	234,521
Series K-1520, Class A2, 2.44%, 02/25/36	1,000	808,659
Series K-1521, Class A2, 2.18%, 08/25/36	1,000	780,897
Series K153, Class A3, 3.12%, 10/25/31(a)	500	463,815
Series K154, Class A3, 3.46%, 11/25/32(a)	345	320,666
Series K155, Class A1, 3.75%, 11/25/29	283	279,178
Series K156, Class A3, 3.70%, 06/25/33(a)	500	467,122
Series K157, Class A2, 3.99%, 05/25/33(a)	826	804,766
Series K159, Class A2, 3.95%, 11/25/30(a)	833	810,295
Series K740, Class A2, 1.47%, 09/25/27	2,400	2,325,873
Series K741, Class A2, 1.60%, 12/25/27	1,067	1,029,238
Series K742, Class A2, 1.76%, 03/25/28	1,000	960,654
Series K742, Class AM, 1.37%, 04/25/28	1,400	1,329,277
Federal National Mortgage Association
Series 2013-M6, Class 1A2, 3.29%, 02/25/43(a)	113	108,897

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2017-M11, Class A2, 2.98%, 08/25/29	$817	$782,092
Series 2018-M1, Class A2, 2.98%, 12/25/27(a)	2,040	2,006,443
Series 2018-M13, Class A2, 3.77%, 09/25/30(a)	65	63,360
Series 2018-M7, Class A2, 3.03%, 03/25/28(a)	652	639,154
Series 2019-M1, Class A2, 3.56%, 09/25/28(a)	1,619	1,588,956
Series 2019-M2, Class A2, 3.63%, 11/25/28(a)	1,479	1,451,068
Series 2019-M22, Class A2, 2.52%, 08/25/29	790	745,951
Series 2019-M4, Class A2, 3.61%, 02/25/31	1,034	988,744
Series 2019-M5, Class A2, 3.27%, 02/25/29	2,136	2,075,133
Series 2019-M7, Class A2, 3.14%, 04/25/29	2,243	2,162,149
Series 2019-M9, Class A2, 2.94%, 06/25/29	1,813	1,746,086
Series 2020-M5, Class A2, 2.21%, 01/25/30	2,157	2,001,200
Series 2021-M13, Class A2, 1.60%, 04/25/31(a)	1,750	1,524,929
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,000	1,752,181
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	2,000	1,720,232
		126,690,811
U.S. Government Obligations — 0.9%
U.S. Treasury Notes, 4.25%, 07/31/28	4,000	3,998,594
Total U.S. Government & Agency Obligations — 27.7% (Cost: $138,117,844)		130,689,405
Total Long-Term Investments — 99.4% (Cost: $488,471,998)		469,802,187
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(b)(c)	4,320,000	$4,320,000
Total Short-Term Securities — 0.9% (Cost: $4,320,000)		4,320,000
Total Investments — 100.3% (Cost: $492,791,998)		474,122,187
Liabilities in Excess of Other Assets — (0.3)%		(1,208,593)
Net Assets — 100.0%		$472,913,594

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$4,990,000	$—	$(670,000)(a)	$—	$—	$4,320,000	4,320,000	$78,221	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® CMBS ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$339,112,782	$—	$339,112,782
U.S. Government & Agency Obligations	—	130,689,405	—	130,689,405
Short-Term Securities
Money Market Funds	4,320,000	—	—	4,320,000
	$4,320,000	$469,802,187	$—	$474,122,187